As filed with the Securities and Exchange
                                                     Commission on June 29, 1998

                                                        Registration No. 33-8441
                                                               File No. 811-4828
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                              ____________________

                                    FORM N-1A
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 16                [X]
                                       and
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 18                        [X]

                       BAILARD, BIEHL & KAISER FUND GROUP
               (Exact name of registrant as specified in charter)

                           950 Tower Lane, Suite 1900
                       Foster City, California 94404-2131
                    (Address of principal executive offices)
       Registrant's telephone number, including area code: (800) 882-8383

                           THOMAS E. BAILARD, Chairman
                       BAILARD, BIEHL & KAISER FUND GROUP
                           950 Tower Lane, Suite 1900
                       Foster City, California 94404-2131
               (Name and address of agent for service of process)

                                   Copies to:
                             ANDRE W. BREWSTER, ESQ.
   HOWARD, RICE, NEMEROVSKI, CANADY, FALK & RABKIN, A PROFESSIONAL CORPORATION
                       Three Embarcadero Center, 7th Floor
                          San Francisco, CA 94111-4065


Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

     It is proposed that this filing will become effective (check appropriate box):

         [X]   Immediately upon filing pursuant to paragraph (b)
         [_]   On __(date)____, pursuant to paragraph (b) of Rule 485
         [_]   60 days after filing pursuant to paragraph (a)(1)
         [_]   On (date) , pursuant to paragraph (a)(1)
         [_]   75 days after filing pursuant to paragraph (a)(2)
         [_]   On __(date)____, pursuant to paragraph (a)(2) of Rule 485

            If appropriate, check the following box:

         [_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933:

An indefinite number of shares of Registrant's common stock are being registered by this post-effective amendment to Registrant's registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. The non-refundable fee required by paragraph (a)(3) of Rule 24f-2 has already been paid to the Commission. Registrant's most recent Rule 24f-2 Notice was filed on or about December 15, 1997.

                                   SIGNATURES

                   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of effectiveness of the Amendment under Rule 485(b) under the Securities Act of 1933 and that the registrant has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Foster City, State of California, on the 21st day of May, 1998.

                                             BAILARD, BIEHL & KAISER FUND GROUP


                                             By: /s/Thomas E. Bailard
                                                --------------------------------
                                                    Thomas E. Bailard
                                                    Chief Executive Officer

                    Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

            Signature                             Title                                    Date
            ---------                             -----                                    ----
/s/Thomas E. Bailard                              Chairman and Trustee                     May 21, 1998
---------------------------------------
Thomas E. Bailard(1)


/s/Burnice E. Sparks, Jr.                         President and Trustee                    May 21, 1998
---------------------------------------
Burnice E. Sparks, Jr.


/s/Barbara V. Bailey                              Treasurer                                May 21, 1998
---------------------------------------
Barbara V. Bailey(2)


/s/Shirley L. Clayton                             Trustee                                  May 21, 1998
---------------------------------------
Shirley L. Clayton


/s/Scott F. Wilson                                Trustee                                  May 21, 1998
---------------------------------------
Scott F. Wilson


/s/James C. Van Horne                             Trustee                                  May 21, 1998
---------------------------------------
James C. Van Horne

--------
         (1) Principal Executive Officer
         (2) Principal Financial Officer